Segmental Analysis - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segments [Abstract]
Revenue from contracts with customers	$ 887.8	$ 772.1	$ 631.9